Stock-Based Compensation - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Sep. 30, 2003 shares	Apr. 29, 2017 USD ($) CompensationPlan shares	Apr. 30, 2016 USD ($) shares	May 02, 2015 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of active share-based incentive plans | CompensationPlan		2
Shares of common stock available for future grants		7,261,000
Stock options granted		0	0	0
Stock option exercised during period		31,000	111,000	83,000
Total intrinsic value of options exercised | $		$ 99,000	$ 546,000	$ 596,000
Stock-based compensation expense | $		6,299,000	14,201,000	16,875,000
Selling and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $		6,299,000	14,201,000	16,875,000
Leonard Riggio, Company's Executive Chairman
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercised during period	1,318,750
Shares issued during period for stock options exercised	606,277
Shares held in Rabbi trust	712,473
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense | $		280,000
Total fair value of shares that vested | $		$ 680,000	$ 637,000	$ 2,188,000
Unrecognized compensation expense, weighted average period		4 months 17 days
Number of shares vested		64,000	43,000	96,000
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years		1 year
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years		4 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense | $		$ 5,084,000
Total fair value of shares that vested | $		$ 6,612,000	$ 18,047,000	$ 23,578,000
Unrecognized compensation expense, weighted average period		1 year 9 months 14 days
Number of shares vested		609,000	1,312,000	1,054,000
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years		1 year
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years		4 years
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years		3 years
Share-based Compensation Arrangement by Share-based Payment Award		0
Total unrecognized compensation expense | $		$ 2,940,000
Unrecognized compensation expense, weighted average period		1 year 11 months 19 days
Number of shares vested		0	0	0
Performance Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage upon the achievement of a threshold		50.00%
Performance Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage upon the achievement of a threshold		150.00%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period in years		4 years
Contractual term		10 years
Total unrecognized compensation expense | $		$ 0
2009 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock available for future grants		7,261,401